S-K 1603(c) Fiduciary Duties to Other Companies	Jun. 08, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

(i)     duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

(ii)    duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

(iii)   directors should not improperly fetter the exercise of future discretion;

(iv)   duty to exercise powers fairly as between different sections of shareholders;

(v)    duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

(vi)   duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience of that director.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliation
Brandon G. Lutnick	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chairman and Chief Executive Officer
	Cantor Equity Partners I, Inc.(2)	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners II, Inc.(3)	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chairman and Chief Executive Officer
	Cantor Equity Partners VI, Inc.	Blank check company	Chairman and Chief Executive Officer
	BGC Group, Inc.	Public company – financial services	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Chairman
Jane Novak	Cantor Fitzgerald, L.P.(1)	Financial holding company	Managing Director
	Cantor Equity Partners I, Inc.(2)	Blank check company	Chief Financial Officer
	Cantor Equity Partners II, Inc.(3)	Blank check company	Chief Financial Officer
	Cantor Equity Partners IV, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners V, Inc.	Blank check company	Chief Financial Officer
	Cantor Equity Partners VI, Inc.	Blank check company	Chief Financial Officer
Danny H. Salinas	Cantor Fitzgerald, L.P.(1)	Financial holding company	Chief Financial Officer
	Cantor Equity Partners I, Inc.(2)	Blank check company	Director
	Cantor Equity Partners II, Inc.(3)	Blank check company	Director
	Cantor Equity Partners IV, Inc.	Blank check company	Director
	Cantor Equity Partners V, Inc.	Blank check company	Director
	Cantor Equity Partners VI, Inc.	Blank check company	Director
	Cantor Fitzgerald Income Trust, Inc.	Public non-traded REIT	Chief Financial Officer and Treasurer
Louis Zurita	Cantor Equity Partners II, Inc.	Blank check company	Director
	Cantor Fitzgerald Infrastructure Fund	An Investment Company Act continuously offered closed-end interval fund	Trustee
	Cantor Select Portfolios	Delaware statutory trust	Trustee
	Cantor Fitzgerald Commodity Return Strategy Fund	Delaware statutory trust	Trustee
	Cantor Fitzgerald Commodity Return Strategy Portfolio	Massachusetts Business Trust	Trustee
	Remate Lince S.A.P.I. de C.V.	Broker-dealer	Director

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(1)      Includes direct and indirect subsidiaries of Cantor Fitzgerald, L.P. including entities that are not wholly-owned, directly or indirectly, by Cantor Fitzgerald, L.P.

(2)      CEP I entered into a definitive agreement with respect to its initial business combination in July 2025 with BSTR. Accordingly, it is not expected that any conflicts of interest will arise as a result of the affiliation with this entity unless the business combination with BSTR is not consummated for any reason.

(3)      CEP II entered into a definitive agreement with respect to its initial business combination in October 2025 with Securitize, Inc. Accordingly, it is not expected that any conflicts of interest will arise as a result of the affiliation with this entity unless the business combination with Securitize, Inc. is not consummated for any reason.